Significant accounting policies - Disclosure of detailed information about subsidiaries (Details)	12 Months Ended
Mar. 31, 2021
Burcon NutraScience (MB) Corp. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Place of incorporation	Manitoba, Canada
Interest	100.00%
Burcon Nutrascience Holdings Corp [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Place of incorporation	Canadian federally incorporated
Interest	100.00%